Shareholders' Equity (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 0.08
Expected volatility		70.00%
Risk-free interest		0.43%
Expected life of up to (years)		2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1.7
Expected volatility	88.00%
Risk-free interest	0.43%
Expected life of up to (years)	3 years 3 months 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.53
Expected volatility	38.00%
Risk-free interest	0.17%
Expected life of up to (years)	2 years 3 months 26 days